Share-Based Compensation Expense - Schedule of RSU and RSA Share Activity Under the Equity Plans (Details) - shares	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
RSUs [Member]
Schedule of RSU and RSA Share Activity Under the Equity Plans [Line Items]
Shares nonvested at beginning	2,098,620	1,271,784
Granted		154,327
Vested	(1,460,409)
Forfeited
Shares nonvested at ending	638,211	1,426,111
RSA [Member]
Schedule of RSU and RSA Share Activity Under the Equity Plans [Line Items]
Shares nonvested at beginning	17,270	124,176
Granted
Vested	(17,270)	(27,586)
Forfeited
Shares nonvested at ending		96,590